Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 007
Accounting Policy
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Accounting and Use of Estimates
The financial statements have been prepared on the accrual basis of accounting. The preparation of the financial statements, in conformity with generally accepted accounting principles (GAAP) in the United States, requires the Plan’s management to use estimates and assumptions that affect the financial statements and disclosures. Actual results could differ from these estimates. The following is a summary of significant policies which are consistently followed in the preparation of the Plan’s financial statements.
New Accounting Standards Not Yet Adopted
The Company considers the applicability and impact of the Financial Accounting Standards Board’s Accounting Standards Updates (ASUs) issued but not yet adopted. The Company assessed ASUs recently issued and determined they were either not applicable or were not expected to have a material impact on the Plan’s financial reporting.
Valuation of Investments
The Plan’s investments are stated at fair value or NAV as a practical expedient. Fair value is considered the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, as determined by the Trustee and the fund managers, and are based on published market quotations. See Note 6 for disclosure of the Plan’s fair value measurements.
Investment Earnings
Investment income is recorded on an accrual basis. Realized gains and losses on the sale of investments and unrealized gains or losses in the fair value of investments are shown as net appreciation of the fair value of investments. Dividend income is recorded on the ex-dividend date.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance and any accrued interest. Interest income on notes receivable from participants is recorded when it is earned. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan document. At December 31, 2025 and 2024, there were no allowances for credit losses recorded.
Contributions
Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Annual employer contributions are recorded in the Plan in the year in which compensation was earned.
Benefits Paid to Participants
Benefits paid to participants are recorded when paid.
Plan Expenses
Administrative fees charged by the Trustee are paid by the Plan. These fees are partially offset by revenue sharing credits received from the Trustee as well as forfeitures. Certain expenses, including legal, accounting and other services, are paid by the Company, and are excluded from these financial statements.
Risks and Uncertainties
The Plan provides for various options for investment in a variety of investment securities. Investment securities are exposed to various risks including, but not limited to, interest rates, market conditions and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits in future periods.
Concentration of Market Risk
As of December 31, 2025 and 2024, approximately 22% of the Plan’s net assets available for benefits were invested in the Donaldson Company, Inc. Common Stock Fund. The underlying value of this fund is dependent upon the performance of the Company and the market’s evaluation of such performance. It is at least reasonably possible that changes in the fair value of the Company’s Common Stock Fund in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits in future periods.